Borrowings - Disclosure of Interest Bearing Borrowings (Details)	12 Months Ended
	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 ZAR (R)
Non-current borrowings
Balance at beginning of year	R 4,924,000,000
Total non-current borrowings	5,826,000,000	R 4,924,000,000
Current borrowings
Balance at beginning of year	690,000,000
Total current borrowings	89,000,000	690,000,000
Total interest-bearing borrowings	5,915,000,000	5,614,000,000
Undrawn committed borrowing facilities	1,277,000,000	845,000,000						R 2,142,000,000
R1 billion revolving credit facility
Non-current borrowings
Maximum borrowing capacity	1,000,000,000
Balance at beginning of year	497,000,000	299,000,000
Draw down	500,000,000	500,000,000
Repayments	0	(300,000,000)
Refinancing	(997,000,000)	0
Issue cost	0	(2,000,000)
Total non-current borrowings	0	497,000,000
Current borrowings
Balance at beginning of year	3,000,000	3,000,000
Refinancing	(3,000,000)	0
Total current borrowings	0	3,000,000
R2 billion facility
Non-current borrowings
Maximum borrowing capacity	2,000,000,000			R 2,000,000,000
Balance at beginning of year	0
Draw down	700,000,000	0
Repayments	(200,000,000)	0
Refinancing	1,000,000,000	0
Issue cost	(16,000,000)	0
Amortisation of issue costs	5,000,000	0
Total non-current borrowings	1,489,000,000	0
Westpac fleet loan
Non-current borrowings
Maximum borrowing capacity | $					$ 24,000,000
Balance at beginning of year	0
Draw down	322,000,000	0
Repayments	(64,000,000)	0
Transferred to current liabilities	(89,000,000)	0
Translation	25,000,000	0
Total non-current borrowings	194,000,000	0
Current borrowings
Balance at beginning of year	0
Transferred from non-current liabilities	89,000,000	0
Total current borrowings	89,000,000	0
US$350 million facility
Non-current borrowings
Maximum borrowing capacity | $			$ 350,000,000				$ 350,000,000
Balance at beginning of year	4,427,000,000	0
Draw down	0	4,127,000,000
Repayments	(422,000,000)	0
Issue cost	0	(94,000,000)
Amortisation of issue costs	44,000,000	33,000,000
Translation	94,000,000	361,000,000
Total non-current borrowings	4,143,000,000	4,427,000,000
US$250 million revolving credit facility
Non-current borrowings
Maximum borrowing capacity | $			250,000,000
Amortisation of issue costs	0	4,000,000
Translation	0	12,000,000
Current borrowings
Balance at beginning of year	0	1,831,000,000
Repayments	0	(1,847,000,000)
Total current borrowings	0	0
US$200 million bridge loan
Non-current borrowings
Maximum borrowing capacity | $			$ 200,000,000			$ 200,000,000
Issue cost	0	(3,000,000)
Translation	(20,000,000)	296,000,000
Current borrowings
Balance at beginning of year	687,000,000	0
Draw down	0	2,310,000,000
Repayments	(667,000,000)	(1,916,000,000)
Total current borrowings	0	687,000,000
Current
Current borrowings
Balance at beginning of year	702,000,000
Total current borrowings	89,000,000	702,000,000
Undrawn committed borrowing facilities	0	0
Between one to two years
Non-current borrowings
Balance at beginning of year	497,000,000
Total non-current borrowings	4,232,000,000	497,000,000
Between two to four years
Non-current borrowings
Balance at beginning of year	4,415,000,000
Total non-current borrowings	1,594,000,000	4,415,000,000
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities	R 1,277,000,000	R 845,000,000